Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 11,341,758	$ 1,779,769	¥ 3,998,203
Short-term investments	884,996	138,875	536,401
Accounts receivable	1,002	157	6,999
Amounts due from related parties	6,615	1,038	40,799
Prepayments and other current assets	724,583	113,703	164,910
Total current assets	12,958,954	2,033,542	4,747,312
Non-current assets
Property, equipment and software, net	369,126	57,924	191,355
Intangible assets, net	458	72	549
Right-of-use assets, net	309,085	48,502	144,063
Other non-current assets	4,000	628
Total non-current assets	682,669	107,126	335,967
Total assets	13,641,623	2,140,668	5,083,279
Current liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB1,717,020 and RMB2,762,123 (US$433,437) as of December 31, 2020 and 2021, respectively)
Accounts payable	52,963	8,311	41,856
Deferred revenue	1,958,570	307,342	1,200,349
Other payables and accrued liabilities	645,138	101,236	418,259
Operating lease liabilities, current	127,531	20,012	59,559
Total current liabilities	2,784,202	436,901	1,720,023
Non-current liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB76,373 and RMB178,844 (US$28,065) as of December 31, 2020 and 2021, respectively)
Operating lease liabilities, non-current	183,365	28,774	76,373
Total non-current liabilities	183,365	28,774	76,373
Total liabilities	2,967,567	465,675	1,796,396
Commitments and contingencies (Note 17)
Mezzanine equity
Subscription receivables from shareholders			(103,596)
Total mezzanine equity			5,587,000
Shareholders' (deficit)/equity
Ordinary shares	554	87	81
Treasury shares
Additional paid-in capital	14,624,386	2,294,886	452,234
Accumulated other comprehensive loss	(257,765)	(40,449)	(130,387)
Accumulated deficit	(3,693,119)	(579,531)	(2,622,045)
Total shareholders' (deficit)/equity	10,674,056	1,674,993	(2,300,117)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	¥ 13,641,623	$ 2,140,668	5,083,279
Series A Redeemable Convertible Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity			36,177
Series B Redeemable Convertible Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity			67,976
Series C Redeemable Convertible Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity			478,565
Series D Redeemable Convertible Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity			380,782
Series E Redeemable Convertible Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity			1,845,033
Series F Redeemable Convertible Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity			¥ 2,882,063